Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	ALCOBRA LTD.
Entity Central Index Key	0001566049
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Accelerated Filer
Trading Symbol	ADHD
Entity Common Stock, Shares Outstanding	27,562,795
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes